Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 26,847,426	$ 938,282
Restricted cash	459,940	1,518,036
Trade accounts receivable, net	775,035	1,528,055
Other receivables	1,242,803	460,209
Prepaid expenses	314,397	226,033
Inventories	770,342	1,385,280
Total current assets	30,409,943	6,055,895
Long-term assets
Vessels, net	128,492,819	99,305,990
Interest rate swap contracts	210,113	0
Restricted cash	2,220,000	2,150,000
Total assets	161,332,875	107,511,885
Current liabilities
Long-term bank loans, current portion	13,949,720	13,793,754
Trade accounts payable	855,825	1,074,518
Accrued expenses	852,442	704,508
Current liabilities- Derivatives	289,430	456,133
Deferred revenues	1,514,543	246,125
Due to related companies	244,587	2,984,759
Total current liabilities	17,706,547	19,259,797
Long-term liabilities
Long-term bank loans, net of current portion	64,702,947	37,318,084
Derivatives	0	393,899
Total long-term liabilities	64,702,947	37,711,983
Total liabilities	82,409,494	56,971,780
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 16,606 and nil issued and outstanding, respectively)	0	15,940,713
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,348,216 and 2,919,191 issued and outstanding, respectively)	29,192	23,482
Additional paid-in capital	67,963,707	53,048,060
(Accumulated deficit) / retained earnings	10,930,482	(18,472,150)
Total shareholders’ equity	78,923,381	34,599,392
Total liabilities, mezzanine equity and shareholders’ equity	$ 161,332,875	$ 107,511,885